Intangible assets (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 17, 2020
Statement [Line Items]
Remaining amortization period	4 years 3 months 18 days	6 years 9 months
Intangible Asset		$ 795
Extend Amortization Period Of Intangible Assets		7 years			7 years
Patents And Drug Approval [Member]
Statement [Line Items]
Additions	$ 8,930,000
Transfers within intangible assets	1,457,000
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Amortization of the acquired intangible assets		$ 620,000	$ 611,000	$ 589,000
Marley Drug Inc [Member]
Statement [Line Items]
Amortization of intangibles assets recorded in selling expense		$ 1,269,000	$ 1,125,000	$ 1,005,000
Upfront payment						$ 7,781,000
Zydus [Member]
Statement [Line Items]
Upfront payment	5,000,000
Remaining amortization period		6 years 1 month 6 days
Deferred payment	$ 2,000,000